TIAA-CREF MUTUAL FUNDS

Growth Equity Fund

     SUPPLEMENT NO. 2
dated February 21, 2006
to the Prospectus dated May 1, 2005

The portfolio management team for the Growth Equity Fund is changing. The following supplements the disclosure under “Portfolio Management Teams” in the Prospectus:

David C. Fording is no longer a member of the portfolio management team for the Growth Equity Fund. All other portfolio managers previously listed in the May 1, 2005 Prospectus and subsequent supplements thereto as managers of the Fund will remain as members of the portfolio management team responsible for the day-to-day management of the Fund.

535773 A11100 (2/06)

TIAA-CREF MUTUAL FUNDS

Growth Equity Fund

     SUPPLEMENT NO. 4
dated February 21, 2006
to the Statement of Additional Information (SAI) dated May 1, 2005

The portfolio management team for the Growth Equity Fund is changing. The following supplements the disclosure under “Additional Information Regarding Portfolio Managers” in the SAI:

David C. Fording is no longer a member of the portfolio management team for the Growth Equity Fund. All other portfolio managers previously listed in the May 1, 2005 Prospectus and subsequent supplements thereto as managers of the Fund will remain as members of the portfolio management team responsible for the day-to-day management of the Fund.

A11099 (2/06)